Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.56%
Biotechnology–15.23%
AbbVie, Inc.	363,972	$52,233,622
Amgen, Inc.	65,241	16,145,190
Arcus Biosciences, Inc.(b)(c)	43,656	1,160,813
Argenx SE, ADR (Netherlands)(b)	28,116	10,240,128
BioCryst Pharmaceuticals, Inc.(b)(c)	149,958	1,652,537
Cytokinetics, Inc.(b)(c)	36,250	1,534,463
Genmab A/S, ADR (Denmark)(b)(c)	190,320	6,779,198
Gilead Sciences, Inc.	132,836	7,936,951
Halozyme Therapeutics, Inc.(b)(c)	183,104	8,953,786
Horizon Therapeutics PLC(b)	184,037	15,269,550
Incyte Corp.(b)	165,438	12,851,224
Legend Biotech Corp., ADR(b)(c)	56,432	2,665,848
Natera, Inc.(b)	46,434	2,182,398
Regeneron Pharmaceuticals, Inc.(b)	51,668	30,054,759
Seagen, Inc.(b)	39,145	7,045,317
United Therapeutics Corp.(b)	33,404	7,718,662
Veracyte, Inc.(b)(c)	86,442	2,276,882
Vertex Pharmaceuticals, Inc.(b)	92,369	25,901,191
		212,602,519
Health Care Distributors–2.22%
AmerisourceBergen Corp.	172,439	25,164,023
Henry Schein, Inc.(b)	74,020	5,834,997
		30,999,020
Health Care Equipment–13.00%
Abbott Laboratories	139,065	15,135,835
AtriCure, Inc.(b)	56,575	2,795,371
Axonics, Inc.(b)(c)	73,505	4,768,269
Becton, Dickinson and Co.	44,250	10,810,718
CONMED Corp.(c)	14,844	1,449,220
DexCom, Inc.(b)	164,067	13,466,619
Edwards Lifesciences Corp.(b)	209,041	21,016,982
Globus Medical, Inc., Class A(b)(c)	111,124	6,521,868
IDEXX Laboratories, Inc.(b)	12,314	4,915,503
Inari Medical, Inc.(b)	74,514	5,780,796
Inspire Medical Systems, Inc.(b)	52,593	10,991,411
Insulet Corp.(b)	35,693	8,844,725
Intuitive Surgical, Inc.(b)	100,214	23,066,256
iRhythm Technologies, Inc.(b)	18,145	2,805,761
ResMed, Inc.	19,908	4,788,272
Shockwave Medical, Inc.(b)(c)	52,680	11,111,792
STERIS PLC	56,141	12,668,217
Stryker Corp.	68,733	14,760,412
Tandem Diabetes Care, Inc.(b)	87,005	5,760,601
		181,458,628
Health Care Facilities–2.91%
Acadia Healthcare Co., Inc.(b)	107,696	8,929,075
HCA Healthcare, Inc.	31,985	6,794,254
Surgery Partners, Inc.(b)(c)	230,242	9,066,930
Tenet Healthcare Corp.(b)	239,822	15,857,031
		40,647,290
Shares		Value
Health Care Services–3.15%
AMN Healthcare Services, Inc.(b)	57,090	$6,419,200
CVS Health Corp.	291,011	27,843,932
Option Care Health, Inc.(b)(c)	166,289	5,587,310
Privia Health Group, Inc.(b)(c)	110,010	4,046,168
		43,896,610
Health Care Supplies–1.13%
Alcon, Inc. (Switzerland)(c)	140,475	10,969,693
Cooper Cos., Inc. (The)	14,449	4,724,823
		15,694,516
Health Care Technology–0.98%
Certara, Inc.(b)(c)	118,684	2,728,545
Doximity, Inc., Class A(b)(c)	88,922	3,763,179
Evolent Health, Inc., Class A(b)(c)	147,949	5,028,787
Health Catalyst, Inc.(b)	127,164	2,128,725
		13,649,236
Life Sciences Tools & Services–16.98%
Bio-Rad Laboratories, Inc., Class A(b)	13,259	7,468,264
Bio-Techne Corp.	37,300	14,370,944
Danaher Corp.	203,569	59,334,256
IQVIA Holdings, Inc.(b)	95,452	22,934,252
Lonza Group AG (Switzerland)	10,028	6,111,479
Maravai LifeSciences Holdings, Inc., Class A(b)	147,526	3,848,953
Medpace Holdings, Inc.(b)(c)	24,222	4,106,356
Mettler-Toledo International, Inc.(b)	6,911	9,327,984
Repligen Corp.(b)	94,869	20,241,250
Thermo Fisher Scientific, Inc.	127,301	76,178,191
West Pharmaceutical Services, Inc.	38,151	13,107,158
		237,029,087
Managed Health Care–18.13%
Elevance Health, Inc.	138,152	65,912,319
HealthEquity, Inc.(b)	73,768	4,291,084
Humana, Inc.	60,178	29,005,796
Molina Healthcare, Inc.(b)	50,818	16,654,075
UnitedHealth Group, Inc.	252,923	137,170,260
		253,033,534
Pharmaceuticals–22.83%
AstraZeneca PLC (United Kingdom)	39,053	5,133,515
AstraZeneca PLC, ADR (United Kingdom)(c)	650,245	43,065,726
Catalent, Inc.(b)	163,954	18,543,198
Eli Lilly and Co.	255,385	84,197,881
Intra-Cellular Therapies, Inc.(b)	81,057	4,386,805
Merck & Co., Inc.	344,767	30,801,484
Novo Nordisk A/S, Class B (Denmark)	359,549	42,285,806
Pacira BioSciences, Inc.(b)	29,240	1,653,814
Pfizer, Inc.	699,365	35,324,926
Roche Holding AG (Switzerland)	33,946	11,272,812
Royalty Pharma PLC, Class A(c)	220,612	9,594,416

See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
Zoetis, Inc.	177,272	$32,361,004
		318,621,387
Total Common Stocks & Other Equity Interests (Cost $998,337,367)		1,347,631,827
Money Market Funds–3.44%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	16,578,069	16,578,069
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	12,489,522	12,489,522
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	18,946,364	18,946,364
Total Money Market Funds (Cost $48,010,743)		48,013,955
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,046,348,110)		1,395,645,782
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.46%
Invesco Private Government Fund, 1.77%(d)(e)(f)	17,418,198	$17,418,198
Invesco Private Prime Fund, 1.89%(d)(e)(f)	44,789,653	44,789,653
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $62,208,039)		62,207,851
TOTAL INVESTMENTS IN SECURITIES–104.46% (Cost $1,108,556,149)		1,457,853,633
OTHER ASSETS LESS LIABILITIES—(4.46)%		(62,180,092)
NET ASSETS–100.00%		$1,395,673,541
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,024,801	$89,063,071	$(81,509,804)	$1	$-	$16,578,069	$67,422
Invesco Liquid Assets Portfolio, Institutional Class	7,098,845	63,616,480	(58,221,289)	1,392	(5,906)	12,489,522	37,484
Invesco Treasury Portfolio, Institutional Class	10,314,059	101,786,368	(93,154,063)	-	-	18,946,364	50,202
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,776,049	148,920,119	(152,277,970)	-	-	17,418,198	69,071*
Invesco Private Prime Fund	48,477,448	292,955,029	(296,625,291)	(188)	(17,345)	44,789,653	204,771*
Total	$95,691,202	$696,341,067	$(681,788,417)	$1,205	$(23,251)	$110,221,806	$428,950

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,282,828,215	$64,803,612	$—	$1,347,631,827
Money Market Funds	48,013,955	62,207,851	—	110,221,806
Total Investments	$1,330,842,170	$127,011,463	$—	$1,457,853,633
Invesco Health Care Fund